UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
February 29, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--103.5%	Rate (%)		Date	Amount ($)	Value ($)

California--90.3%
Alameda County Industrial
Development Authority, Revenue
(2923 Adeline Associates LLC
Project) (LOC; Wells Fargo
Bank)		3.25	3/7/08	1,015,000 a	1,015,000
Alameda County Industrial
Development Authority, Revenue
(Heat and Control Inc.
Project) (LOC; Comerica Bank)		3.10	3/7/08	2,830,000 a	2,830,000
Alameda County Industrial
Development Authority, Revenue
(Malmberg Engineering, Inc.
Project) (LOC; Comerica Bank)		3.20	3/7/08	2,260,000 a	2,260,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc.
Project) (LOC; Wells Fargo
Bank)		3.25	3/7/08	2,175,000 a	2,175,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)		3.45	3/7/08	2,960,000 a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the
West)		2.60	3/7/08	3,250,000 a	3,250,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)		3.25	3/7/08	2,035,000 a	2,035,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)		3.40	3/7/08	1,340,000 a	1,340,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing
Assembly, Inc. Project) (LOC;
Wells Fargo Bank)		3.05	3/7/08	1,300,000 a	1,300,000
Alameda County Industrial
Development Authority, Revenue

(Wood Tech, Inc. Project)
(LOC; Wells Fargo Bank)	3.25	3/7/08	1,925,000 a	1,925,000
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)
(Insured; MBIA and Liquidity
Facility; Citibank NA)	3.47	3/7/08	14,400,000 a,b	14,400,000
California,
CP (Liquidity Facility:
Bayerische Landesbank,
California State Teachers
Retirement System, Calyon NA,
DEPFA Bank PLC, Dexia Credit
Locale, Landesbank
Hessen-Thuringen Girozentrale,	1.20	5/6/08	8,500,000	8,500,000
California,
Economic Recovery Bonds	5.00	7/1/08	5,860,000	5,886,171
California,
Economic Recovery Bonds	5.00	1/1/09	5,200,000	5,326,402
California,
GO (LOC: JPMorgan Chase Bank
and Westdeutsche Landesbank)	3.85	3/1/08	4,300,000 a	4,300,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	3.70	3/1/08	2,690,000 a	2,690,000
California,
GO Notes
(Kindergarten-University
Public Education Facilities)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	2.90	3/1/08	5,600,000 a	5,600,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)	3.15	3/7/08	19,000,000 a	19,000,000
California,
RAN	4.00	6/30/08	32,500,000	32,583,795
California Economic Development
Financing Authority, IDR
(Scientific Specialties
Project) (LOC; Bank of America)	3.05	3/7/08	1,165,000 a	1,165,000
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	3.10	3/7/08	2,165,000 a	2,165,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (U.S. Bank NA)	3.28	3/7/08	7,300,000 a	7,300,000

California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	3.28	3/7/08	10,000,000 a	10,000,000
California Health Facilities
Financing Authority, Insured
Revenue (Southern California
Presbyterian Homes) (Insured;
MBIA and Liquidity Facility;
Bank of America)	2.75	3/7/08	26,000,000 a	26,000,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	3.28	3/7/08	1,500,000 a	1,500,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	3.28	3/7/08	1,697,050 a	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.
Project) (LOC; M&T Bank)	3.30	3/7/08	3,750,000 a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Murrietta Circuits Project)
(LOC; Comerica Bank)	3.10	3/7/08	3,855,000 a	3,855,000
California Infrastructure and
Economic Development Bank, IDR
(Roller Bearing Company
America Project) (LOC;
Wachovia Bank)	3.23	3/7/08	2,400,000 a	2,400,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials Inc.
Project) (LOC; California
State Teachers Retirement
System)	3.29	3/7/08	2,880,000 a	2,880,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Inc. Project)
(LOC; Bank of The West)	3.38	3/7/08	6,345,000 a	6,345,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One N.A.)	3.17	3/1/08	7,600,000 a	7,600,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	3.17	3/1/08	46,200,000 a	46,200,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; Key Bank)	3.35	3/7/08	2,780,000 a	2,780,000

California Pollution Control
Financing Authority, SWDR (ALS
Plastics Project) (LOC; Wells
Fargo Bank)	3.26	3/7/08	2,300,000 a	2,300,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	5,310,000 a	5,310,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	3.40	3/7/08	7,285,000 a	7,285,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries Inc.
Project) (LOC; U.S. Bank NA)	3.33	3/7/08	450,000 a	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	925,000 a	925,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.38	3/7/08	3,395,000 a	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.38	3/7/08	7,840,000 a	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.38	3/7/08	18,310,000 a	18,310,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	3.38	3/7/08	2,245,000 a	2,245,000
California Pollution Control
Financing Authority, SWDR
(Evergreen Distributors, Inc.
Project) (LOC; California
State Teachers Retirement
System)	3.05	3/7/08	1,290,000 a	1,290,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	8,220,000 a	8,220,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc
Project) (LOC; Comerica Bank)	3.40	3/7/08	6,920,000 a	6,920,000
California Pollution Control
Financing Authority, SWDR

(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	1,115,000 a	1,115,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	12,900,000 a	12,900,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	3.35	3/7/08	1,230,000 a	1,230,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	3.35	3/7/08	1,500,000 a	1,500,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	3.40	3/7/08	7,920,000 a	7,920,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	3.40	3/7/08	3,560,000 a	3,560,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	3.40	3/7/08	4,355,000 a	4,355,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	3.40	3/7/08	1,435,000 a	1,435,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.40	3/7/08	9,425,000 a	9,425,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal Inc. Project)
(LOC; Comerica Bank)	3.40	3/7/08	1,355,000 a	1,355,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	3.40	3/7/08	13,905,000 a	13,905,000
California Pollution Control
Financing Authority, SWDR
(Ratto Group Company Project)
(LOC; Comerica Bank)	3.40	3/7/08	15,000,000 a	15,000,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Comerica
Bank)	3.40	3/7/08	3,465,000 a	3,465,000

California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	3.40	3/7/08	725,000 a	725,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	5,491,000 a	5,491,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	5,400,000 a	5,400,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	3.40	3/7/08	2,920,000 a	2,920,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	3.40	3/7/08	5,200,000 a	5,200,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (Insured;
AMBAC)	4.25	7/1/08	11,315,000	11,340,623
California State University
Trustees, Systemwide Revenue
(Insured; MBIA and Morgan
Stanley Bank)	3.31	3/7/08	6,840,000 a,b	6,840,000
California Statewide Communities
Development Authority,
California Communities TRAN
Program Note Participations
(Certain Local Agencies)
(Insured; FSA)	4.50	6/30/08	10,000,000	10,027,425
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the
West)	3.10	3/7/08	3,800,000 a	3,800,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	3.25	3/7/08	3,700,000 a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	3.90	3/7/08	4,600,000 a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	3.25	3/7/08	3,385,000 a	3,385,000
California Statewide Communities

Development Authority, MFHR
(Villa Paseo Senior Residences
Project) (LOC; FHLB)	3.06	3/7/08	4,000,000 a	4,000,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	3.05	3/7/08	1,215,000 a	1,215,000
Contra Costa County,
COP (Concord Healthcare Center
Inc.) (LOC; Bank of America)	3.22	3/7/08	1,445,000 a	1,445,000
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project) (Insured; XLCA)	3.65	8/1/08	10,000,000	10,000,000
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.34	3/7/08	10,926,077 a,b	10,926,077
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.34	3/7/08	28,049,315 a,b	28,049,315
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	3.31	3/7/08	2,500,000 a,b	2,500,000
Hemet Unified School District,
COP (School Facilities
Project) (Insured; AMBAC and
Liquidity Facility; State
Street Bank and Trust Co.)	6.25	3/7/08	13,300,000 a	13,300,000
Los Angeles County School and
Community College Districts,
Pooled TRAN Participation
Certificates (Los Angeles
County Schools Pooled
Financing Program)	4.50	6/30/08	7,500,000	7,521,042
Los Angeles Department of Airports,
Airport Revenue, CP (Los
Angeles International Airport)
(LOC: Citibank NA and State
Street Bank and Trust Co.)	1.45	3/13/08	6,800,000	6,800,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel,
Inc. Project) (LOC; Comerica
Bank)	3.15	3/7/08	1,855,000 a	1,855,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Green Farms,
Inc. Project) (LOC; Comerica
Bank)	3.15	3/7/08	3,000,000 a	3,000,000
Los Angeles Industrial Development
Authority, Empowerment Zone

Facility Revenue (Megatoys
Project) (LOC; California
State Teachers Retirement
System)	3.15	3/7/08	3,000,000 a	3,000,000
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Inc. Project) (LOC;
California State Teachers
Retirement System)	3.15	3/7/08	4,570,000 a	4,570,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project) (LOC;
Comerica Bank)	3.15	3/7/08	1,855,000 a	1,855,000
Los Angeles Unified School
District, COP, Refunding
(Administration Building
Project) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	9.94	3/7/08	21,000,000 a	21,000,000
Macon Trust Various Certificates
(Irvine Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	3.18	3/7/08	18,095,000 a,b	18,095,000
Macon Trust Various Certificates
(Tustin Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	3.18	3/7/08	13,095,000 a,b	13,095,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	6.50	3/1/08	29,300,000 a	29,300,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	5.76	3/7/08	2,200,000 a,b	2,200,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	3.38	3/7/08	4,175,000 a,b	4,175,000
Puttable Floating Option Tax
Exempt Receipts (San Jose

Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Insured; FHLMC and Liquidity
Facility; FHLMC)	5.36	3/7/08	12,000,000 a,b	12,000,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	3.12	3/7/08	2,370,000 a	2,370,000
Riverside County Industrial
Development Authority, IDR
(Computrus, Inc. Project)
(LOC; Wells Fargo Bank)	3.26	3/7/08	1,550,000 a	1,550,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California
State Teachers Retirement
System)	3.26	3/7/08	4,275,000 a	4,275,000
Sacramento County Housing
Authority, MFHR (Breckenridge
Village Apartments) (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.36	3/7/08	7,690,000 a,b	7,690,000
Sacramento Metropolitan Fire
District, GO Notes, TRAN	4.25	6/30/08	15,000,000	15,026,300
San Diego County and School
District, TRAN (Note Program
Note Participations)	4.50	6/30/08	20,000,000	20,056,133
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA and Liquidity
Facility; Morgan Stanley Bank)	3.18	3/7/08	14,780,000 a,b	14,780,000
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue, Refunding (San
Francisco Redevelopment
Projects) (Insured; MBIA)	5.00	8/1/08	4,000,000	4,026,108
San Jose,
Airport Revenue, Refunding
(Insured; FSA)	5.00	3/1/08	3,180,000	3,180,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	6.50	3/1/08	13,900,000 a	13,900,000
Santa Clara County Housing
Authority, MFHR, Refunding
(Willows Apartments) (LOC;
Union Bank of California)	3.02	3/7/08	4,284,000 a	4,284,000

Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	3.60	3/1/08	4,000,000 a	4,000,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup and LOC;
Citigroup)	3.23	3/7/08	2,000,000 a,b	2,000,000

U.S. Related--13.2%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.22	3/7/08	54,200,000 a,b	54,200,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FGIC)	5.00	7/1/08	5,000,000	5,020,733
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	28,800,000	28,898,967
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.76	3/7/08	10,750,000 a,b	10,750,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue, Refunding
(Insured; AMBAC)	5.50	7/1/08	5,500,000	5,538,313
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	3.18	3/7/08	4,940,000 a,b	4,940,000

Total Investments (cost $856,484,454)			103.5%	856,484,454
Liabilities, Less Cash and Receivables			(3.5%)	(29,270,928)
Net Assets			100.0%	827,213,526

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $206,640,392 or 25.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	856,484,454		0

Level 3 - Significant Unobservable Inputs	0		0

Total	856,484,454		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)